UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand-Jean Capital Management, Inc.

Address:   One Market-Steuart Tower
           Suite 2600
           San Francisco, CA 94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  (415) 512-5430

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  8/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $      184,471
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------ -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                   VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------ ----
Abbott Labs              COM            002824100      793      12,300 SH       SOLE                     12,300      0    0
American Tower Corp      COM            029912201    5,845      83,620 SH       SOLE                     83,620      0    0
Amgen Incorporated       COM            031162100      224       3,080 SH       SOLE                      3,080      0    0
Apple Computer           COM            037833100   14,667      25,115 SH       SOLE                     25,115      0    0
Arch Capital             ORD            G0450A105   10,500     264,575 SH       SOLE                    264,575      0    0
BERKSHIRE HATHAWAY I     CL B           084670702   14,265     171,192 SH       SOLE                    171,192      0    0
Blackstone Group Lp      COM UNIT LTD   09253U108    5,706     436,631 SH       SOLE                    436,631      0    0
Chevrontexaco Corp       COM            166764100      350       3,321 SH       SOLE                      3,321      0    0
Crown Castle Intl Cor    COM            228227104      299       5,100 SH       SOLE                      5,100      0    0
Crown Holdings Inc       COM            228368106   12,224     354,436 SH       SOLE                    354,436      0    0
Ensco International Inc. COM            29358Q109      267       5,675 SH       SOLE                      5,675      0    0
Enstar Group             COM            29358R107    4,078      41,220 SH       SOLE                     41,220      0    0
Exxon Mobil Corp         COM            30231G102    1,536      17,950 SH       SOLE                     17,950      0    0
Goldman Sachs Group      COM            38141G104    6,792      70,855 SH       SOLE                     70,855      0    0
Google Inc               COM            38259P508    8,435      14,541 SH       SOLE                     14,541      0    0
International Business   COM            459200101      215       1,098 SH       SOLE                      1,098      0    0
Johnson & Johnson Co     COM            478160104      660       9,776 SH       SOLE                      9,776      0    0
Legacy Reserves Lp       INT LP INT     524707304    5,647     225,800 SH       SOLE                    225,800      0    0
Minnesota Mining and     COM            88579Y101      287       3,200 SH       SOLE                      3,200      0    0
Oracle Corp              COM            68389X105    7,386     248,671 SH       SOLE                    248,671      0    0
Pepsico Inc              COM            713448108   13,660     193,327 SH       SOLE                    193,327      0    0
Plains All American      COM            726503105    7,592      93,950 SH       SOLE                     93,950      0    0
Procter & Gamble Co      COM            742718109    8,013     130,825 SH       SOLE                    130,825      0    0
Qualcomm                 COM            747525103    6,608     118,675 SH       SOLE                    118,675      0    0
Republic Services In     COM            760759100    4,959     187,397 SH       SOLE                    187,397      0    0
Retail Oppty Ivenstm     COM            76131N101    6,599     547,209 SH       SOLE                    547,209      0    0
Schlumberger             COM            806857108    8,724     134,405 SH       SOLE                    134,405      0    0
Tyco Intl. LTD New       SHS            H89128104   12,200     230,845 SH       SOLE                    230,845      0    0
Union Pacific Corp       COM            907818108    5,373      45,030 SH       SOLE                     45,030      0    0
Wells Fargo & Co. Ne     COM            949746101   10,567 316,001,499 SH       SOLE                316,001,499      0    0